Annual Fund Operating Expenses - AST BLACKROCK LOW DURATION BOND PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.48%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.07%
+ Acquired Fund fees & Expenses	0.01%
= Total Annual Portfolio Operating Expenses	0.81%
- Fee Waiver and/or Expense Reimbursement	(0.06%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	[1]

[1]	The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.